Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	OCULIS HOLDING AG
Entity Central Index Key	0001953530
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Incorporation, State or Country Code	V8
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-41636
Entity Address, Address Line One	Bahnhofstrasse 7
Entity Address, City or Town	Zug
Entity Address, Postal Zip Code	6300
Entity Address, Country	CH
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1358
Auditor Name	PricewaterhouseCoopers SA
Auditor Location	Lausanne, Switzerland
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	OCS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	32,733,373
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	OCSAW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	4,403,294
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	EPFL Innovation Park
Entity Address, City or Town	Lausanne
Entity Address, Postal Zip Code	1015
City Area Code	+41
Local Phone Number	21-711-3970
Entity Address, Country	CH
Contact Personnel Name	Riad Sherif, MD